VIRTUS KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—1.2%
Autohome, Inc. ADR	254,701	$16,291
Consumer Discretionary—11.2%
Latham Group, Inc.(1)(2)	1,045,656	33,419
Ross Stores, Inc.	429,171	53,217
SiteOne Landscape Supply, Inc.(1)	235,365	39,838
Tractor Supply Co.	136,358	25,371
		151,845

Consumer Staples—3.2%
Lamb Weston Holdings, Inc.	530,149	42,762
Financials—12.3%
Broadridge Financial Solutions, Inc.	277,406	44,809
First Financial Bankshares, Inc.	613,620	30,147
Houlihan Lokey, Inc. Class A	457,051	37,382
LPL Financial Holdings, Inc.	180,517	24,366
Moody’s Corp.	79,511	28,813
		165,517

Health Care—16.8%
Cooper Cos., Inc. (The)	103,554	41,035
Elanco Animal Health, Inc.(1)	1,365,182	47,358
Globus Medical, Inc. Class A(1)	813,822	63,096
West Pharmaceutical Services, Inc.	211,310	75,882
		227,371

Industrials—29.9%
Allegion plc	297,263	41,409
AMETEK, Inc.	515,384	68,804
Equifax, Inc.	200,454	48,011
Exponent, Inc.	362,330	32,323
HEICO Corp. Class A	341,318	42,385
Lennox International, Inc.	70,887	24,867
Nordson Corp.	144,073	31,625
Old Dominion Freight Line, Inc.	156,764	39,786
Pentair plc	549,383	37,078
Verisk Analytics, Inc. Class A	218,388	38,157
		404,445

Information Technology—20.2%
Amphenol Corp. Class A	372,856	25,507
Aspen Technology, Inc.(1)	311,571	42,854
Bentley Systems, Inc. Class B(2)	589,056	38,159
	Shares	Value

Information Technology—continued
Brooks Automation, Inc.	668,695	$63,713
Dolby Laboratories, Inc. Class A	346,956	34,102
Zebra Technologies Corp. Class A(1)	128,126	67,842
		272,177

Real Estate—1.5%
Equity LifeStyle Properties, Inc.	272,065	20,217
Total Common Stocks (Identified Cost $846,588)		1,300,625

Total Long-Term Investments—96.3% (Identified Cost $846,588)		1,300,625

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	44,369,416	44,369
Total Short-Term Investment (Identified Cost $44,369)		44,369

Securities Lending Collateral—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	39,698,395	39,698
Total Securities Lending Collateral (Identified Cost $39,699)		39,698

TOTAL INVESTMENTS—102.6% (Identified Cost $930,656)		$1,384,692
Other assets and liabilities, net—(2.6)%		(34,528)
NET ASSETS—100.0%		$1,350,164

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,300,625	$1,300,625
Securities Lending Collateral	39,698	39,698
Money Market Mutual Fund	44,369	44,369
Total Investments	$1,384,692	$1,384,692
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR MID-CAP CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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